Significant Accounting Policies	12 Months Ended
Dec. 31, 2020
Significant Accounting Policies [Abstract]
Significant Accounting Policies

Note 3 - Significant Accounting Policies

The accounting policies set out below have been consistently applied for all periods presented in these consolidated financial statements:

A.	Basis of consolidation

1.	Business combination

The Group accounts for business combinations using the acquisition method when control is transferred to the Group. The consideration transferred in the acquisition is generally measured at fair value, as are the identifiable net assets acquired. Any goodwill that arises is tested annually for impairment. Any gain on a bargain purchase is recognized in profit or loss immediately. Transaction costs are expensed as incurred, except if related to the issue of debt or equity securities.

The consideration transferred does not include amounts related to the settlement of pre-existing relationships. Such amounts are generally recognized in profit or loss.

Amendment to IFRS 3, Business Combinations

The Amendment is effective for transactions to acquire an asset or business for which the acquisition date is in annual periods beginning on or after January 1, 2020.

The Amendment clarifies when a transaction to acquire an operation is the acquisition of a "business" and when it is the acquisition of a group of assets that according to the standard is not considered the acquisition of a "business". For the purpose of this examination, the Amendment added an optional concentration test so that if substantially all of the fair value of the acquired assets is attributable to a group of similar identifiable assets or to a single identifiable asset, this will not be the acquisition of a business. In addition, the minimum requirements for definition as a business have been clarified, and examples illustrating the aforesaid examination were added, such as for example the requirement that the acquired processes be substantive so that in order for it to be a business, the operation shall include at least one input element and one substantive process, which together significantly contribute to the ability to create outputs. Furthermore, the Amendment narrows the reference to the output's element required in order to meet the definition of a business and added examples illustrating the aforesaid examination.

The group applied this amendment for the FameWave acquisition transaction. For further information see Note 5B.

2.	Subsidiaries

Subsidiaries are entities controlled by the Group. The Group controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The financial statements of subsidiaries are included in the consolidated financial statements from the date on which control commences until the date on which control ceases.

3.	Non-controlling interests

Non-controlling interests are measured initially at their proportionate share of the acquiree's identifiable net assets at the date of acquisition.

Changes in the Group's interest in a subsidiary that do not result in a loss of control are accounted for as equity transactions.

4.	Transactions eliminated on consolidation

Intra-group balances and transactions, and any unrealized income and expenses arising from intra-group transactions, are eliminated in preparing the consolidated financial statements.

B.	Foreign currency transactions

Transactions in foreign currency are translated to the functional currency of the Group at exchange rates as of the transaction dates. Monetary assets and liabilities denominated in foreign currency as of the reporting date are translated into the functional currency at the exchange rate as of the said date. Exchange rate differences with respect to monetary items are the differences between the amortized cost in the functional currency as of the start of the year, adjusted for the effective interest during the year, and the amortized cost in foreign currency, translated at the exchange rate as of the end of the year. Non-monetary items denominated in foreign currency and measured at historical cost, are translated using the exchange rate as of the transaction date. Exchange rate differences arising from translation into the functional currency are recognized on the statement of operations as financial expenses.

C.	Financial instruments

1.	Non-Derivative financial instruments

a.	Non-derivative financial assets

Initial recognition and measurement of financial assets

The Group initially recognizes trade receivables and debt instruments issued on the date that they are created. All other financial assets are recognized initially on the trade date at which the Group becomes a party to the contractual provisions of the instrument. A financial asset is initially measured at fair value plus transaction costs that are directly attributable to the acquisition or issuance of the financial asset. A trade receivable without a significant financing component is initially measured at the transaction price. Receivables originating from contract assets are initially measured at the carrying amount of the contract assets on the date classification was changed from contract asset to receivables.

Derecognition of financial assets

Financial assets are derecognized when the contractual rights of the Group to the cash flows from the asset expire, or the Group transfers the rights to receive the contractual cash flows on the financial asset in a transaction in which substantially all the risks and rewards of ownership of the financial asset are transferred. When the Group retains substantially all of the risks and rewards of ownership of the financial asset, it continues to recognize the financial asset.

Classification of financial assets into categories and the accounting treatment of each category

Financial assets are classified at initial recognition to one of the following measurement categories: assets at amortized cost; assets at fair value through other comprehensive income – investments in debt instruments; assets at fair value through other comprehensive income – investments in equity instruments; or assets at fair value through profit or loss.

Financial assets are not reclassified in subsequent periods unless, and only if, the Group changes its business model for the management of financial debt assets, in which case the affected financial debt assets are reclassified at the beginning of the period following the change in the business model.

b.	Non-derivative financial liabilities

Non-derivative financial liabilities include: accounts payables and other payables.

Initial recognition of financial liabilities

The Group initially recognizes debt securities issued on the date that they originated. All other financial liabilities are recognized initially on the trade date at which the Group becomes a party to the contractual provisions of the instrument.

Subsequent measurement of financial liabilities

Financial liabilities (other than financial liabilities at fair value through profit or loss) are recognized initially at fair value less any directly attributable transaction costs. Subsequent to initial recognition these financial liabilities are measured at amortized cost using the effective interest method. Financial liabilities are designated at fair value through profit or loss if the Group manages such liabilities and their performance is assessed based on their fair value in accordance with the Group's documented risk management strategy, providing that the designation is intended to prevent an accounting mismatch, or the liability is a combined instrument including an embedded derivative.

Derecognition of financial liabilities

Financial liabilities are derecognized when the obligation of the Group, as specified in the agreement, expires or when it is discharged, cancelled or transferred to equity.

c.	Derivative financial liabilities

The Group holds derivative financial instruments that do not serve for hedging purposes.

Measurement of derivative financial instruments

Derivatives are recognized initially at fair value; attributable transaction costs are recognized in profit or loss as incurred. Subsequent to initial recognition, derivatives are measured at fair value, and changes therein are accounted for as described below.

The changes in fair value of these derivatives are recognized in profit or loss, as financing income or expense. The fair value of these derivatives is based on an evaluation, and classified as level 3.

D.	Intangible assets

1.	Research and development

Expenditure on research activities, undertaken with the prospect of gaining new scientific or technical knowledge and understanding, is recognized in profit or loss when incurred.

Development activities involve also plans or designs for the production of new or substantially improved products and processes. Development expenditure are capitalized only if development costs can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable, and the Group has the intention and sufficient resources to complete development and to use or sell the asset. Currently all development costs are recognized in profit and loss as expense.

2.	Other intangible assets

Other intangible assets, including in-process research and development in respect of the Company's acquisition of TyrNovo and Famewave (see also Note 5), which have infinite useful lives, are measured at cost less accumulated impairment losses.

3.	Amortization

The Group examines the useful life of an intangible asset that is not periodically amortized at least once a year in order to determine whether events and circumstances continue to support the decision that the intangible asset has an indefinite useful life.

4.	Timing of impairment testing

Once a year and on the same date, or more frequently if there are indications of impairment, the Group estimates the recoverable amount of each cash generating unit that contains goodwill, or intangible assets that have indefinite useful lives or are unavailable for use.

E.	Loss per share

The Group presents basic and diluted loss per share data for its ordinary share capital. Basic loss per share is calculated by dividing the loss attributable to holders of ordinary shares, by the weighted average number of ordinary shares outstanding during the period.

Diluted loss per share is determined by adjusting the profit or loss attributable to ordinary shareholders of the Company and the weighted average number of ordinary shares outstanding, after adjustment for treasury shares, for the effects of all dilutive potential ordinary shares, which comprise convertible debentures, share options and share options granted to employees.

F.	Employee benefits

The Group has a number of post-employment benefit plans. The plans are usually financed by deposits with insurance and pension companies, and they are classified as defined contribution plans and as defined benefit plans.

A defined contribution plan is a post-employment benefit plan under which an entity pays fixed contributions into a separate entity and has no legal or constructive obligation to pay further amounts. Obligations for contributions to defined contribution plans are recognized as an expense in profit or loss in the periods during which related services are rendered by employees.

Other long-term employee benefits

The Group's net obligation in respect of long-term employee benefits plans is calculated separately for each plan by estimating the amount of future benefit that employees have earned in the current and prior periods, discounting that amount and deducting the fair value of any plan assets.

G.	Share-based payment transactions

The grant-date fair value of equity-settled share-based payment arrangements granted to employees is generally recognized as an expense, with a corresponding increase in equity, over the vesting period of the awards. The amount recognized as an expense is adjusted to reflect the number of awards for which the related service and non-market performance conditions are expected to be met, such that the amount ultimately recognized is based on the number of awards that meet the related service and non-market performance conditions at the vesting date.

H.	Provisions

A provision is recognized if, as a result of a past event, the Group has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation.

I.	Revenue

The Group recognizes revenue from upfront and milestone payments at the point in time the milestone criteria is met and collectability is probable. The revenue is measured according to the amount of the consideration to which the Group expects to be entitled.

Identifying the contract

The Group accounts for a contract with a customer only when the following conditions are met:

(a)	The parties to the contract have approved the contract (in writing, orally or according to other customary business practices) and they are committed to satisfying the obligations attributable to them;

(b)	The Group can identify the rights of each party in relation to the goods or services that will be transferred;

(c)	The Group can identify the payment terms for the goods or services that will be transferred;

(d)	The contract has a commercial substance (i.e. the risk, timing and amount of the entity's future cash flows are expected to change as a result of the contract); and

(e)	It is probable that the consideration, to which the Group is entitled to in exchange for the goods or services transferred to the customer, will be collected.

For the purpose of section (e) the Group examines, inter alia, the percentage of the advance payments received and the spread of the contractual payments, past experience with the customer and the status and existence of sufficient collateral.

If a contract with a customer does not meet all of the above criteria, consideration received from the customer is recognized as a liability until the criteria are met or when one of the following events occurs: the Group has no remaining obligations to transfer goods or services to the customer and any consideration promised by the customer has been received and cannot be returned; or the contract has been terminated and the consideration received from the customer cannot be refunded.

Identifying performance obligations

On the contract's inception date, the Group assesses the goods or services promised in the contract with the customer and identifies as a performance obligation any promise to transfer to the customer one of the following:

(a)	Goods or services (or a bundle of goods or services) that are distinct; or

(b)	A series of distinct goods or services that are substantially the same and have the same pattern of transfer to the customer.

The Group identifies goods or services promised to the customer as being distinct when the customer can benefit from the goods or services on their own or in conjunction with other readily available resources and the Group's promise to transfer the goods or services to the customer is separately identifiable from other promises in the contract. In order to examine whether a promise to transfer goods or services is separately identifiable, the Group examines whether it is providing a significant service of integrating the goods or services with other goods or services promised in the contract into one integrated outcome that is the purpose of the contract.

Determining the transaction price

The transaction price is the amount of the consideration to which the Group expects to be entitled in exchange for the license and commercialization agreement. The Group considers the effects of all the following elements when determining the transaction price: variable consideration, the existence of a significant financing component, non-cash consideration, and consideration payable to the customer.

Variable consideration

The transaction price includes fixed amounts and amounts that may change as a result of discounts, refunds, credits, price concessions, incentives, performance bonuses, penalties, claims and disputes and contract modifications that the consideration in their respect has not yet been agreed by the parties.

The Group includes variable consideration, or part of it, in the transaction price only when it is highly probable that its inclusion will not result in a significant revenue reversal in the future when the uncertainty has been subsequently resolved. At the end of each reporting period and if necessary, the Group revises the amount of the variable consideration included in the transaction price.

Right to use and right to access

To determine whether the Group's promise to grant a license provides a customer with either a right to access the Group's IP or a right-to-use the Group's IP, the Group considers whether a customer can direct the use of, and obtain substantially all of the remaining benefits from, a license at the point in time at which the license is granted.

A license is considered a "right-to-use" license when the customer maintains control of the IP upon its transfer. However, if the grantor of the license maintains involvement with the IP after its transfer, and the customer cannot direct the use of, and obtain substantially all of the remaining benefits from the license, then the license is considered a right-to-access license. The license granted by the Company, which relates to its product is granted to a third party which can obtain direct use of, and substantially all of the remaining benefits from the license at the point in time at which the license is granted. The Group will not continue to be involved in any activities that significantly affect the IP at the specific territory. Therefore recognized the license granted as right-to-use license.

Principal or agent

When another party is involved in providing goods or services to the customer, the Group examines whether the nature of its promise is a performance obligation to provide the defined goods or services itself, which means the Group is a principal and therefore recognizes revenue in the gross amount of the consideration, or to arrange that another party provide the goods or services which means the Group is an agent and therefore recognizes revenue in the amount of the net commission.

The Group engaged with a third party to manufacture its products for the Group's customer ("the Manufacturing Agreement").

The Group is a principal when it controls the promised goods or services before their transfer to the customer. Indicators that the Group controls the goods or services before their transfer to the customer include, inter alia, as follows: the Group is the primary obligor for fulfilling the promises in the contract; the Group has inventory risk before the goods or services are transferred to the customer; and the Group has discretion in setting the prices of the goods or services.

Accordiagly the Company accounts for the manufacturing agreement as an agent on a net basis.

Contract modifications

A contract modification is a change in the scope or price (or both) of a contract that was approved by the parties to the contract. A contract modification can be approved in writing, orally or be implied by customary business practices. A contract modification can take place also when the parties to the contract have a disagreement regarding the scope or price (or both) of the modification or when the parties have approved the modification in scope of the contract but have not yet agreed on the corresponding price modification.

The Group accounts for a contract modification as an adjustment of the existing contract since the remaining goods or services after the contract modification are not distinct and therefore constitute a part of one performance obligation that is partially satisfied on the date of the contract modification. The effect of the modification on the transaction price and on the rate of progress towards full satisfaction of the performance obligation is recognized as an adjustment to revenues (increase or decrease) on the date of the contract modification, meaning on a catch-up basis.

Non-cash consideration

Non-cash consideration is measured at fair value. When the fair value of the consideration cannot be measured reliably, the Group measures the consideration indirectly by reference to the standalone selling price of the goods or services promised to the customer.

Royalties

The Company recognizes revenue for sales-based royalties promised in exchange for a license of intellectual property when the later of the following events occurs: (a) the subsequent sale occurs; or (b) the performance obligation to which some or all of the sales-based royalties has been satisfied. The Company has yet to recognize revenues from royalties.

J.	Financing income and expense

Finance income comprises changes in the fair value of the financial liability through profit and loss, and income from short term deposits.

Finance expenses include loss from exchange rate differences and interest fee. Interest expense is recognized, using the effective interest method. In the statements of cash flows, interest received is presented as part of cash flows from investing activities and interest paid is presented as part of cash flows from financing activities.

K.	Equity

Incremental costs directly attributable to an expected issuance of an instrument that will be classified as equity are recognized as an asset in deferred expenses in the statement of financial position. The costs are deducted from the equity upon the initial recognition of the equity instruments, or are expensed as financing expenses in the statement of operations when the issuance is no longer expected to take place.

L.	Issuance of units of securities

The consideration received from the issuance of units of securities is attributed initially to financial liabilities that are measured each period at fair value through profit or loss, and then to financial liabilities that are measured only upon initial recognition at fair value. The remaining amount is allocated to equity.

Direct issuance costs are attributed to the specific securities in respect of which they were incurred, whereas joint issuance costs are attributed to the securities on a proportionate basis according to the allocation of the consideration from the issuance of the units, as described above.

M.	Income tax expense

Income tax comprises current and deferred tax. Current tax and deferred tax are recognized in profit or loss except to the extent that they relate to a business combination, or are recognized directly in equity or in other comprehensive income to the extent they relate to items recognized directly in equity or in other comprehensive income.

Current taxes

Current tax is the expected tax payable (or receivable) on the taxable income for the year, using tax rates enacted or substantively enacted at the reporting date. Current taxes also include taxes in respect of prior years and any tax arising from dividends.

Deferred taxes

A deferred tax asset is recognized for unused tax losses, tax benefits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilized.

Deferred tax assets that were not recognized are reevaluated at each reporting date and recognized if it has become probable that future taxable profits will be available against which they can be utilized.

N.	Leases

Policy applicable as from January 1, 2019

Determining whether an arrangement contains a lease

On the inception date of the lease, the Group determines whether the arrangement is a lease or contains a lease, while examining if it conveys the right to control the use of an identified asset for a period of time in exchange for consideration. In its assessment of whether an arrangement conveys the right to control the use of an identified asset, the Group assesses whether it has the following two rights throughout the lease term:

(a)	The right to obtain substantially all the economic benefits from use of the identified asset; and

(b)	The right to direct the identified asset's use.

For lease contracts that contain non-lease components, such as services or maintenance, that are related to a lease component, the Group elected not to separate non-lease components from lease components and instead accounting for all the lease components and related non-lease components as a single lease component.

Leased assets and lease liabilities

Contracts that award the Group control over the use of a leased asset for a period of time in exchange for consideration, are accounted for as leases. Upon initial recognition, the Group recognizes a liability at the present value of the balance of future lease payments (these payments do not include certain variable lease payments), and concurrently recognizes a right-to-use asset at the same amount of the lease liability, adjusted for any prepaid or accrued lease payments, plus initial direct costs incurred in respect of the lease.

Since the interest rate implicit in the Group's leases is not readily determinable, the incremental borrowing rate of the lessee is used. Subsequent to initial recognition, the right-to-use asset is accounted for using the cost model, and depreciated over the shorter of the lease term or useful life of the asset.

The Group has elected to apply the practical expedient by which short-term leases of up to one year and/or leases in which the underlying asset has a low value, are accounted for such that lease payments are recognized in profit or loss on a straight-line basis, over the lease term, without recognizing an asset and/or liability in the statement of financial position.

The lease term

The lease term is the non-cancellable period of the lease plus periods covered by an extension or termination option if it is reasonably certain that the lessee will or will not exercise the option, respectively.

Variable lease payments

Variable lease payments that depend on an index or a rate, are initially measured using the index or rate existing at the commencement of the lease and are included in the measurement of the lease liability. When the cash flows of future lease payments change as the result of a change in an index or a rate, the balance of the liability is adjusted against the right-to-use asset.

Other variable lease payments that are not included in the measurement of the lease liability are recognized in profit or loss in the period in which the event or condition that triggers payment occurs.

Depreciation of right-to-use asset

After lease commencement, a right-to-use asset is measured on a cost basis less accumulated depreciation and accumulated impairment losses and is adjusted for re-measurements of the lease liability. Depreciation is calculated on a straight-line basis over the useful life or contractual lease period, whichever earlier, as follows:

●	Office improvements	2-5 years
●	Motor vehicles	2-3 years
●	Office equipment	5-10 years

Policy applicable before January 1, 2019

Determining whether an arrangement contains a lease

At inception or upon reassessment of an arrangement, the Group determines whether such an arrangement is or contains a lease. An arrangement is a lease or contains a lease if the following two criteria are met:

●	The fulfillment of the arrangement is dependent on the use of a specific asset or assets; and

●	The arrangement contains rights to use the asset.

At inception or upon reassessment of the arrangement, the Group separates payments and other consideration required by such an arrangement into those for the lease and those for other elements on the basis of their relative fair values.

If the Group concludes for a finance lease that it is impracticable to separate the payments reliably, an asset and a liability are recognized at an amount equal to the fair value of the underlying asset. Subsequently the liability is reduced as payments are made and an imputed finance charge on the liability is recognized using the buyer's incremental borrowing rate.

Other leases are classified as operating leases, and the leased assets are not recognized on the Group's statement of financial position.

Lease payments

Payments made under operating leases, other than conditional lease payments, are recognized in profit or loss on a straight-line basis over the term of the lease. Lease incentives received are recognized as an integral part of the total lease expense on a straight-line basis, over the term of the lease. Minimum lease payments made under operating leases are recognized in profit or loss as incurred.

O.	New standards and interpretations not yet adopted

(1)	IAS 1 Presentation of Financial Statements

Amendment to IAS 1, Presentation of Financial Statements: Classification of Liabilities as Current or Non-Current

The Amendment replaces certain classification requirements for current or non-current liabilities. Thus, for example, according to the Amendment, a liability will be classified as non-current when the entity has the right to defer settlement for at least 12 months after the reporting period, and it "has substance" and is in existence at the end of the reporting period. A right is in existence at the end of the reporting period only if the entity complies with conditions for deferring settlement at that date. Furthermore, the Amendment clarifies that the conversion option of a liability will affect its classification as current or non-current, other than when the conversion option is recognized as equity.

The Amendment is effective for reporting periods beginning on or after January 1, 2022 and is applicable retrospectively, including an amendment to comparative data.

The Group is examining the effects of the Amendment on the consolidated financial statements with no plans for early adoption.

(2)	Amendment to IAS 37, Provisions, Contingent Liabilities and Contingent Assets

According to the Amendment, when assessing whether a contract is onerous, the costs of fulfilling a contract that should be taken into consideration are costs that relate directly to the contract, which include as follows:

-	Incremental costs; and

-	An allocation of other costs that relate directly to fulfilling a contract (such as depreciation expenses for fixed assets used in fulfilling that contract and other contracts).

The Amendment is effective retrospectively for annual periods beginning on or after January 1, 2022, in respect of contracts where the entity has not yet fulfilled all its obligations. Early application is permitted. Upon application of the Amendment, the entity will not restate comparative data, but will adjust the opening balance of retained earnings at the date of initial application, by the amount of the cumulative effect of the Amendment.

The Group is examining the effects of the Amendment on the financial statements with no plans for early adoption.

(3)	Amendment to IFRS 3, Business Combinations

The Amendment replaces the requirement to recognize liabilities from business combinations in accordance with the conceptual framework, the reason being that the interaction between those instructions and the guidance provided in IAS 37 regarding recognition of liabilities was unclear in certain cases.

The Amendment adds an exception to the principle for recognizing liabilities in IFRS 3. According to the exception, contingent liabilities are to be recognized according to the requirements of IAS 37 and IFRIC 21 and not according to the conceptual framework. The Amendment prevents differences in the timing of recognizing liabilities that could have led to the recognition of gains and losses immediately after the business combination (day 2 gain or loss). The Amendment also clarifies that contingent assets are not to be recognized on the date of the business combination.

The Amendment is effective for annual periods beginning on or after January 1, 2022.

In the opinion of the Group, application of the Amendment may have an effect on the accounting treatment of future acquisitions of operations with no plans for early adoption.